UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 to December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Letter from the President

February 2006

To Our Policyholders/Contract Owners:

We are pleased to provide you with the December 31, 2005 Annual Report for Metropolitan Series Fund II. The report is designed to help you make informed decisions on how to allocate your money within your Qualified Plan.

Like world events and the economy, the capital markets are subject to volatility and the possibility of rapid change. We encourage you to work with your registered representative to develop an investment program to meet your long-term retirement, investment, and insurance needs.

We look forward to serving your future investment needs.

Sincerely,

Hugh McHaffie

President, Metropolitan Series Fund II

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Managed by MetLife Advisers, LLC

Portfolio Manger Commentary*

PORTFOLIO PERFORMANCE

For the year ended December 31, 2005, the MetLife Stock Index Portfolio II returned 4.5%, compared to its benchmark, the Standard & Poor’s 500 Index1, which returned 4.9%.

PORTFOLIO REVIEW

The S&P 500 Index had a positive return for the third consecutive year. Over the three-year period ending December 31, 2005, the S&P 500 Index returned 14.4% annualized. The market had mixed results during 2005. While during the first half of the year, the S&P 500 was in negative territory, the second half had the market rallying over 5% to finish the year in positive territory. This was in part due to stronger than expected corporate earnings releases. The Federal Reserve continued its measured increase in the Fed Funds Rate, raising the target 200 basis points since the beginning of the year to 4.25% at year-end. The price of oil rose to $70 per barrel by August, up over 60% from the beginning of the year and closing at approximately $61 per barrel at year-end. Some of the factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings and unemployment rates.

Eight of the ten sectors comprising the S&P 500 Index experienced positive returns for the year. The energy sector, which had a beginning-of-year weight of 7.2%, was the best-performing sector, up 31.4%, providing the largest positive impact to the benchmark return this year. The next best-performing sectors were utilities (2.9% beginning weight), financials (the largest sector with a 20.6% beginning weight) and health care (12.7% beginning weight), returning 16.7%, 6.5% and 6.5%, respectively. The two sectors with negative returns this year were consumer discretionary (11.9% beginning weight) and telecomm services (3.3% beginning weight), down 6.4% and 5.6%, respectively.

The stocks with the largest positive impact on the benchmark return for the year were Apple Computer, up 123.3%; Altria Group, up 27.7%; and Exxon Mobil, up 11.8%. The best performing stock was Valero Energy, up 128.5%. The stocks with the largest negative impact were Dell, down 28.8%; Verizon Communications, down 22.2%; and IBM, down 15.8%. The worst performing stock was Delphi, down 96.3%. There were twenty additions and twenty deletions to the benchmark in 2005.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2005 and are subject to change based on market and other conditions. Information about the Portfolio’s holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

1 The Standard & Poor’s (S&P) 500® Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

MSFII-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

Average Annual Returns as of December 31, 2005
	MetLife Stock Index Portolio II	S&P 500 Index
1 Year	4.5%	4.9%
Since Inception	7.2%	8.0%

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

Inception date of the Portfolio is 1/2/04. Index since inception return is based on the Portfolio’s inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION

as of December 31, 2005

Top Holdings

% of Total Net Assets
General Electric Co.	3.2%
Exxon Mobil Corp.	3.0%
Citigroup, Inc.	2.7%
Microsoft Corp.	2.1%
The Procter & Gamble Co.	2.0%
Bank of America Corp.	1.7%
Johnson & Johnson	1.6%
American International Group, Inc.	1.5%
Pfizer, Inc.	1.5%
Altria Group, Inc.	1.5%

Top Sectors

% of Total Market Value
Financials	21.2%
Information Technology	15.1%
Health Care	13.3%
Industrials	11.3%
Consumer Discretionary	10.9%
Consumer Staples	9.5%
Energy	9.3%
Utilities	3.4%
Telecommunication Services	3.0%
Materials	3.0%

MSFII-3

Metropolitan Series Fund II

Shareholder Expense Example

As a shareholder of the Metropolitan Series Fund II (the “Fund”), you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in MetLife Stock Index Portfolio II (the “Portfolio”) and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

Actual Expenses

The first line for the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio		Annualized Expense Ratio	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 to December 31, 2005
MetLIfe Stock Index Portfolio II **	Actual	0.54%	$1,000.00	$1,056.00	$2.80
	Hypothetical	0.54%	$1,000.00	$1,022.45	$2.75

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the the one-half year period).

** The annualized expense ratio shown reflects an expense agreement between MetLife Advisers, LLC and the Portfolio as described under Expense Agreement in Note 3. to the Financial Statements.

MSFII-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2005

Common Stock—98.6% of Total Net Assets

Security Description	Shares	Value*

Aerospace & Defense—1.9%
General Dynamics Corp.	1,643	$187,384
Goodrich Corp.	1,003	41,223
L-3 Communications Holdings, Inc.	980	72,863
Lockheed Martin Corp.	2,918	185,672
Northrop Grumman Corp.	2,899	174,259
Raytheon Co.	3,645	146,347
Rockwell Collins, Inc.	1,410	65,523
The Boeing Co.	6,587	462,671
United Technologies Corp.	8,312	464,724

		1,800,666

Air Freight & Logistics—1.0%
FedEx Corp.	2,473	255,683
Ryder System, Inc.	524	21,495
United Parcel Service, Inc. (Class B)	9,005	676,726

		953,904

Airlines—0.1%
Southwest Airlines Co.	5,692	93,520

Auto Components—0.2%
Cooper Tire & Rubber Co.	500	7,660
Dana Corp.	1,227	8,810
Johnson Controls, Inc.	1,575	114,833
The Goodyear Tire & Rubber Co.	1,439	25,010

		156,313

Automobiles—0.3%
Ford Motor Co. (a)	15,157	117,012
General Motors Corp.	4,614	89,604
Harley-Davidson, Inc.	2,241	115,389

		322,005

Beverages—2.0%
Anheuser-Busch Cos., Inc.	6,335	272,152
Brown-Forman Corp. (Class B)	678	46,999
Coca-Cola Enterprises, Inc.	2,472	47,388
Constellation Brands, Inc. (a)	1,605	42,099
Molson Coors Brewing Co.	461	30,882
PepsiCo, Inc.	13,539	799,884
The Coca-Cola Co.	16,889	680,796
The Pepsi Bottling Group, Inc.	1,118	31,986

		1,952,186

Biotechnology—1.4%
Amgen, Inc. (a)	10,072	794,278
Biogen Idec, Inc. (a)	2,769	125,519
Chiron Corp. (a)	892	39,658
Genzyme Corp. (a)	2,107	149,133
Gilead Sciences, Inc. (a)	3,736	196,626
MedImmune, Inc. (a)	2,008	70,320

		1,375,534

Security Description	Shares	Value*

Building Products—0.2%
American Standard Cos., Inc. (a)	1,492	$59,605
Masco Corp.	3,458	104,397

		164,002

Capital Markets—2.8%
Ameriprise Financial, Inc.	2,007	82,287
Capital One Financial Corp.	2,444	211,162
E*TRADE Financial Corp. (a)	3,337	69,610
Franklin Resources, Inc.	1,212	113,940
Janus Capital Group, Inc.	1,760	32,789
Lehman Brothers Holdings, Inc.	2,186	280,180
Merrill Lynch & Co., Inc.	7,498	507,840
Morgan Stanley	8,796	499,085
State Street Corp.	2,676	148,357
The Bear Stearns Co., Inc.	925	106,865
The Charles Schwab Corp.	8,417	123,477
The Goldman Sachs Group, Inc.	3,679	469,845

		2,645,437

Chemicals—1.5%
Air Products & Chemicals, Inc.	1,811	107,193
Ashland, Inc.	586	33,929
E. I. du Pont de Nemours & Co.	7,502	318,835
Eastman Chemical Co.	665	34,307
Ecolab, Inc.	1,504	54,550
Engelhard Corp.	978	29,487
Hercules, Inc. (a)	920	10,396
International Flavours & Fragrances, Inc.	659	22,077
Monsanto Co.	2,191	169,868
PPG Industries, Inc.	1,363	78,918
Praxair, Inc.	2,630	139,285
Rohm & Haas Co.	1,175	56,894
Sigma-Aldrich Corp.	549	34,746
The Dow Chemical Co.	7,875	345,082

		1,435,567

Commercial Banks—6.0%
AmSouth Bancorp.	2,844	74,541
Bank of America Corp.	32,770	1,512,336
BB&T Corp.	4,425	185,452
Comerica, Inc.	1,349	76,569
Compass Bancshares, Inc.	1,016	49,063
Fifth Third Bancorp.	4,527	170,758
First Horizon National Corp.	1,028	39,516
Golden West Financial Corp.	2,080	137,280
Huntington Bancshares, Inc.	1,862	44,223
KeyCorp.	3,327	109,558
M&T Bank Corp.	651	70,992
Marshall & Ilsley Corp.	1,707	73,469
Mellon Financial Corp.	3,411	116,827
National City Corp.	4,497	150,964
Northern Trust Corp.	1,514	78,455
PNC Financial Services Group, Inc.	2,385	147,465
Regions Financial Corp.	3,736	127,622
SunTrust Banks, Inc.	2,949	214,569

*See accompanying notes to financial statements.

MSFII-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2005

Common Stock—(Continued)

Security Description	Shares	Value*

Commercial Banks—(Continued)
Synovus Financial Corp.	2,548	$68,821
The Bank of New York Co., Inc.	6,284	200,145
U.S. Bancorp.	14,820	442,970
Wachovia Corp.	12,676	670,053
Wells Fargo & Co.	13,645	857,315
Zions Bancorp.	852	64,377

		5,683,340

Commercial Services & Supplies—0.9%
Allied Waste Industries, Inc. (a)	1,780	15,557
Avery Dennison Corp.	901	49,798
Cendant Corp.	8,358	144,176
Cintas Corp.	1,124	46,286
Convergys Corp. (a)	1,142	18,101
Equifax, Inc.	1,059	40,263
H&R Block, Inc.	2,673	65,622
Monster Worldwide, Inc. (a)	1,004	40,983
Paychex, Inc.	2,721	103,725
Pitney Bowes, Inc.	1,861	78,627
R.R. Donnelley & Sons Co.	1,773	60,654
Robert Half International, Inc.	1,389	52,629
Sabre Holdings Corp. (Class A)	1,070	25,798
Waste Management, Inc.	4,502	136,636

		878,855

Communications Equipment—2.6%
ADC Telecommunications, Inc. (a)	950	21,223
Andrew Corp. (a)	1,325	14,217
Avaya, Inc. (a)	3,416	36,449
CIENA Corp. (a)	4,715	14,004
Cisco Systems, Inc. (a)	50,121	858,072
Comverse Technology, Inc. (a)	1,648	43,820
Corning, Inc. (a)	12,434	244,452
JDS Uniphase Corp. (a)	13,483	31,820
Lucent Technologies, Inc. (a)	36,268	96,473
Motorola, Inc.	20,324	459,119
QUALCOMM, Inc.	13,416	577,961
Scientific-Atlanta, Inc.	1,253	53,967
Tellabs, Inc. (a)	3,659	39,883

		2,491,460

Computers & Peripherals—3.6%
Apple Computer, Inc. (a)	6,877	494,388
Dell, Inc. (a)	19,204	575,928
EMC Corp. (a)	19,507	265,685
Gateway, Inc. (a)	2,161	5,424
Hewlett-Packard Co.	23,377	669,284
International Business Machines Corp.	12,888	1,059,394
Lexmark International, Inc. (Class A) (a)	947	42,454
NCR Corp. (a)	1,498	50,842
Network Appliance, Inc. (a)	3,036	81,972
NVIDIA Corp. (a)	1,397	51,074
Sun Microsystems, Inc. (a)	27,859	116,729

		3,413,174

Security Description	Shares	Value*

Construction & Engineering—0.1%
Fluor Corp.	709	$54,777

Construction Materials—0.1%
Vulcan Materials Co.	831	56,300

Consumer Finance—1.0%
American Express Co.	10,132	521,393
MBNA Corp.	10,241	278,043
SLM Corp.	3,405	187,581

		987,017

Containers & Packaging—0.2%
Ball Corp.	849	33,722
Bemis Co., Inc.	859	23,940
Pactiv Corp. (a)	1,169	25,718
Sealed Air Corp. (a)	664	37,297
Temple-Inland, Inc.	916	41,083

		161,760

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	1,188	71,826

Diversified Financial Services—3.7%
CIT Group, Inc.	1,630	84,401
Citigroup, Inc.	41,279	2,003,270
Federated Investors, Inc. (Class B)	691	25,595
JPMorgan Chase & Co.	28,551	1,133,189
Moody’s Corp.	2,025	124,376
Principal Financial Group, Inc.	2,286	108,425
T. Rowe Price Group, Inc.	1,067	76,856

		3,556,112

Diversified Telecommunication Services—2.3%
ALLTEL Corp.	3,125	197,188
AT&T, Inc.	31,874	780,594
BellSouth Corp.	14,920	404,332
CenturyTel, Inc.	1,069	35,448
Citizens Communications Co.	2,724	33,315
Qwest Communications International, Inc. (a)	12,596	71,167
Verizon Communications, Inc.	22,561	679,537

		2,201,581

Electric Utilities—2.6%
Allegheny Energy, Inc. (a)	1,329	42,063
Ameren Corp.	1,667	85,417
American Electric Power Co., Inc.	3,212	119,133
CenterPoint Energy, Inc.	2,530	32,511
Cinergy Corp.	1,627	69,082
CMS Energy Corp. (a)	1,795	26,045
Consolidated Edison, Inc.	1,999	92,614
Constellation Energy Group, Inc.	1,456	83,866
Dominion Resources, Inc.	2,834	218,785
DTE Energy Co.	1,451	62,669
Edison International	2,658	115,915
Entergy Corp.	1,693	116,224

*See accompanying notes to financial statements.

MSFII-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2005

Common Stock—(Continued)

Security Description	Shares	Value*

Electric Utilities—(Continued)
Exelon Corp.	5,444	$289,294
FirstEnergy Corp.	2,691	131,832
FPL Group, Inc.	3,222	133,906
PG&E Corp.	2,799	103,899
Pinnacle West Capital Corp.	808	33,411
PPL Corp.	3,101	91,169
Progress Energy, Inc.	2,053	90,168
Public Service Enterprise Group, Inc.	2,046	132,929
TECO Energy, Inc.	1,698	29,172
The AES Corp. (a)	5,329	84,358
The Southern Co.	6,050	208,906
Xcel Energy, Inc.	3,287	60,678

		2,454,046

Electrical Equipment—0.4%
American Power Conversion Corp.	1,402	30,844
Cooper Industries, Ltd. (Class A)	748	54,604
Emerson Electric Co.	3,352	250,394
Rockwell Automation, Inc.	1,462	86,492

		422,334

Electronic Equipment & Instruments—0.5%
Agilent Technologies, Inc. (a)	3,354	111,655
Broadcom Corp. (Class A) (a)	2,360	111,274
Jabil Circuit, Inc. (a)	1,419	52,631
Molex, Inc.	1,171	30,387
PerkinElmer, Inc.	1,067	25,138
Sanmina-SCI Corp. (a)	4,288	18,267
Solectron Corp. (a)	7,454	27,282
Symbol Technologies, Inc.	2,047	26,242
Tektronix, Inc.	680	19,183
Thermo Electron Corp. (a)	1,323	39,862

		461,921

Energy Equipment & Services—1.6%
Baker Hughes, Inc.	2,789	169,516
BJ Services Co.	2,630	96,442
Halliburton Co.	4,185	259,303
Nabors Industries, Ltd. (a)	1,290	97,718
National-Oilwell Varco, Inc. (a)	1,422	89,159
Noble Corp.	1,117	78,793
Rowan Cos., Inc. (a)	892	31,791
Schlumberger, Ltd.	4,807	467,000
Transocean, Inc. (a)	2,693	187,675
Weatherford International, Ltd. (a)	2,836	102,663

		1,580,060

Food & Staples Retailing—2.1%
Albertson’s, Inc.	3,009	64,242
CVS Corp.	6,643	175,508
Safeway, Inc. (a)	3,666	86,738
Supervalu, Inc.	1,111	36,085
Sysco Corp.	5,061	157,144
The Kroger Co. (a)	5,914	111,656
Wal-Mart Stores, Inc.	20,384	953,971

Security Description	Shares	Value*

Food & Staples Retailing—(Continued)
Walgreen Co.	8,258	$365,499
Whole Foods Market, Inc.	1,122	86,832

		2,037,675

Food Products—1.0%
Archer-Daniels-Midland Co.	5,329	131,413
Campbell Soup Co.	1,518	45,191
ConAgra Foods, Inc.	4,234	85,866
General Mills, Inc.	2,899	142,979
H.J. Heinz Co.	2,731	92,089
Hershey Co.	1,478	81,660
Kellogg Co.	2,096	90,589
McCormick & Co., Inc.	1,092	33,765
Sara Lee Corp.	6,197	117,123
Tyson Foods, Inc. (Class A)	2,053	35,106
Wm. Wrigley Jr., Co.	1,464	97,341

		953,122

Gas Utilities—0.1%
KeySpan Corp.	1,422	50,751
Nicor, Inc.	360	14,152
Peoples Energy Corp.	311	10,907

		75,810

Health Care Equipment & Supplies—2.1%
Applera Corp.—Applied Biosystems Group	1,533	40,716
Bausch & Lomb, Inc.	439	29,808
Baxter International, Inc.	5,088	191,563
Becton, Dickinson & Co.	2,057	123,585
Biomet, Inc.	2,032	74,310
Boston Scientific Corp. (a)	4,814	117,895
C.R. Bard, Inc.	856	56,428
Fisher Scientific International, Inc. (a)	1,001	61,922
Guidant Corp.	2,707	175,278
IMS Health, Inc.	1,890	47,099
Medtronic, Inc.	9,870	568,216
Millipore Corp. (a)	425	28,067
Patterson Cos., Inc. (a)	1,128	37,675
St. Jude Medical, Inc. (a)	2,991	150,148
Stryker Corp.	2,379	105,699
Waters Corp. (a)	903	34,133
Zimmer Holdings, Inc. (a)	2,022	136,364

		1,978,906

Health Care Providers & Services—2.8%
Aetna, Inc.	2,334	220,120
AmerisourceBergen Corp.	1,702	70,463
Cardinal Health, Inc.	3,494	240,212
Caremark Rx, Inc. (a)	3,670	190,069
CIGNA Corp.	1,027	114,716
Coventry Health Care, Inc. (a)	1,326	75,529
Express Scripts, Inc. (a)	1,189	99,638
HCA, Inc.	3,459	174,680
Health Management Associates, Inc. (Class A)	2,016	44,271
Humana, Inc. (a)	1,328	72,150

*See accompanying notes to financial statements.

MSFII-7

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2005

Common Stock—(Continued)

Security Description	Shares	Value*

Health Care Providers & Services—(Continued)
Laboratory Corp. of America Holdings (a)	1,085	$58,427
Manor Care, Inc.	645	25,652
McKesson Corp.	2,510	129,491
Quest Diagnostics, Inc.	1,352	69,601
Tenet Healthcare Corp. (a)	3,830	29,338
UnitedHealth Group, Inc.	11,122	691,121
WellPoint, Inc. (a)	5,383	429,510

		2,734,988

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.	3,535	189,016
Darden Restaurants, Inc.	1,068	41,524
Harrah’s Entertainment, Inc.	1,500	106,935
Hilton Hotels Corp.	2,676	64,518
International Game Technology	2,749	84,614
Marriott International, Inc. (Class A)	1,343	89,941
McDonald’s Corp.	10,269	346,271
Starbucks Corp. (a)	6,270	188,163
Starwood Hotels & Resorts Worldwide, Inc. (Class B)	1,789	114,245
Wendy’s International, Inc.	949	52,442
Yum! Brands, Inc.	2,310	108,293

		1,385,962

Household Durables—0.7%
Centex Corp.	1,043	74,564
D.R. Horton, Inc.	2,221	79,356
Fortune Brands, Inc.	1,192	93,000
KB HOME	639	46,430
Leggett & Platt, Inc.	1,501	34,463
Lennar Corp. (Class A)	1,121	68,403
Maytag Corp.	654	12,308
Newell Rubbermaid, Inc.	2,247	53,434
Pulte Homes, Inc.	1,750	68,880
Snap-On, Inc.	473	17,766
The Black & Decker Corp.	640	55,654
The Stanley Works	594	28,536
Whirlpool Corp.	551	46,152

		678,946

Household Products—2.2%
Colgate-Palmolive Co.	4,227	231,851
Kimberly-Clark Corp.	3,812	227,386
The Clorox Co.	1,230	69,975
The Procter & Gamble Co.	27,349	1,582,960

		2,112,172

Independent Power Producers & Energy Traders—0.2%
TXU Corp.	3,940	197,749

Industrial Conglomerates—4.6%
3M Co.	6,201	480,578
General Electric Co.	86,216	3,021,871
Honeywell International, Inc.	6,876	256,131
Reynolds American,, Inc.	698	66,540
Textron, Inc.	1,080	83,138

Security Description	Shares	Value*

Industrial Conglomerates—(Continued)
Tyco International, Ltd.	16,425	$474,026

		4,382,284

Insurance—4.8%
ACE, Ltd.	2,630	140,547
AFLAC, Inc.	4,083	189,533
Ambac Financial Group, Inc.	858	66,118
American International Group, Inc.	21,179	1,445,043
Aon Corp.	2,611	93,866
Cincinnati Financial Corp.	1,425	63,669
Genworth Financial, Inc. (Class A)	3,073	106,264
Jefferson-Pilot Corp.	1,094	62,281
Lincoln National Corp.	1,414	74,984
Loews Corp.	1,107	104,999
Marsh & McLennan Cos., Inc.	4,444	141,141
MBIA, Inc.	1,094	65,815
MetLife, Inc.	6,179	302,771
MGIC Investment Corp.	740	48,707
Prudential Financial, Inc.	4,121	301,616
Safeco Corp.	1,008	56,952
The Allstate Corp.	5,293	286,193
The Chubb Corp.	1,631	159,267
The Hartford Financial Services Group, Inc.	2,451	210,516
The Progressive Corp.	1,610	188,016
The St. Paul Travelers Cos., Inc.	5,650	252,386
Torchmark, Inc.	847	47,093
UnumProvident Corp.	2,431	55,305
XL Capital, Ltd. (Class A)	1,423	95,882

		4,558,964

Internet & Catalog Retail—0.5%
Amazon.com, Inc. (a)	2,503	118,016
eBay, Inc. (a)	9,326	403,350

		521,366

Internet Software & Services—0.4%
Yahoo!, Inc. (a)	10,303	403,672

IT Services—0.8%
Affiliated Computer Services, Inc. (Class A) (a)	1,014	60,009
Automatic Data Processing, Inc.	4,705	215,913
Computer Sciences Corp. (a)	1,510	76,466
Electronic Data Systems Corp.	4,255	102,290
First Data Corp.	6,234	268,124
Fiserv, Inc. (a)	1,505	65,121
Unisys Corp. (a)	2,784	16,231

		804,154

Leisure Equipment & Products—0.2%
Brunswick Corp.	787	32,000
Eastman Kodak Co.	2,343	54,826
Hasbro, Inc.	1,455	29,362
Mattel, Inc.	3,294	52,111

		168,299

*See accompanying notes to financial statements.

MSFII-8

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2005

Common Stock—(Continued)

Security Description	Shares	Value*

Machinery—1.3%
Caterpillar, Inc.	5,550	$320,623
Cummins, Inc.	382	34,277
Danaher Corp.	1,936	107,990
Deere & Co.	1,968	134,040
Dover Corp.	1,654	66,970
Eaton Corp.	1,208	81,045
Illinois Tool Works, Inc.	1,671	147,031
Ingersoll-Rand Co., Ltd. (Class A)	2,699	108,959
ITT Industries, Inc.	754	77,526
Navistar International Corp. (a)	503	14,396
PACCAR, Inc.	1,381	95,607
Pall Corp.	1,016	27,290
Parker Hannifin Corp.	977	64,443

		1,280,197

Media—3.2%
CCE Spinco, Inc.	1	3
Clear Channel Communications, Inc.	4,410	138,695
Comcast Corp. (Class A) (a)	17,718	459,959
Dow Jones & Co., Inc.	481	17,071
Gannett Co., Inc.	1,958	118,596
Knight-Ridder, Inc.	566	35,828
Meredith Corp.	342	17,900
New York Times Co. (Class A)	1,183	31,290
News Corp. (Class A)	19,854	308,730
Omnicom Group, Inc.	1,471	125,226
The E.W. Scripps Co. (Class A)	694	33,326
The Interpublic Group of Cos., Inc. (a)	3,512	33,891
The McGraw-Hill Cos., Inc.	3,059	157,936
The Walt Disney Co.	15,695	376,209
Time Warner, Inc.	38,045	663,505
Tribune Co.	2,136	64,636
Univision Communications, Inc. (Class A) (a)	1,824	53,607
Viacom, Inc. (Class B)	12,610	411,086

		3,047,494

Metals & Mining—0.8%
Alcoa, Inc.	7,100	209,947
Allegheny Technologies, Inc.	694	25,040
Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,502	80,808
Newmont Mining Corp.	3,646	194,696
Nucor Corp.	1,270	84,734
Phelps Dodge Corp.	829	119,268
United States Steel Corp.	925	44,465

		758,958

Multi-Utilities—0.4%
Duke Energy Co.	7,568	207,741
Dynegy, Inc. (Class A) (a)	2,458	11,897
NiSource, Inc.	2,224	46,393
Sempra Energy	2,098	94,074

		360,105

Multiline Retail—1.3%
Big Lots, Inc. (a)	929	11,157

Security Description	Shares	Value*

Multiline Retail—(Continued)
Costco Wholesale Corp.	3,852	$190,558
Dillard’s, Inc. (Class A)	502	12,460
Dollar General Corp.	2,583	49,258
Family Dollar Stores, Inc.	1,266	31,384
Federated Department Stores, Inc.	2,221	147,319
J.C. Penney Co., Inc.	1,895	105,362
Kohl’s Corp. (a)	2,813	136,712
Nordstrom, Inc.	1,784	66,721
Sears Holdings Corp. (a)	815	94,157
Target Corp.	7,174	394,355

		1,239,443

Mutual Funds—2.6%
SPDR Trust Series 1	20,400	2,540,004

Office Electronics—0.1%
Xerox Corp. (a)	7,836	114,797

Oil, Gas & Consumable Fuels—7.3%
Amerada Hess Corp.	653	82,814
Anadarko Petroleum Corp.	1,936	183,436
Apache Corp.	2,687	184,113
Burlington Resources, Inc.	3,085	265,927
Chevron Corp.	18,318	1,039,913
ConocoPhillips	11,322	658,714
Devon Energy Corp.	3,625	226,708
El Paso Corp.	5,379	65,409
EOG Resources, Inc.	1,971	144,612
Exxon Mobil Corp.	50,773	2,851,919
Kerr-McGee Corp.	947	86,044
Kinder Morgan, Inc.	859	78,985
Marathon Oil Corp.	2,990	182,300
Murphy Oil Corp.	1,347	72,725
Occidental Petroleum Corp.	3,280	262,006
Sunoco, Inc.	1,111	87,080
The Williams Cos., Inc.	4,675	108,320
Valero Energy Corp.	5,032	259,651
XTO Energy, Inc.	2,964	130,238

		6,970,914

Paper & Forest Products—0.3%
International Paper Co.	4,002	134,507
Louisiana-Pacific Corp.	863	23,707
MeadWestvaco Corp.	1,480	41,484
Weyerhaeuser Co.	1,985	131,685

		331,383

Personal Products—0.1%
Alberto-Culver Co. (Class B)	616	28,182
Avon Products, Inc.	3,740	106,777

		134,959

Pharmaceuticals—6.4%
Abbott Laboratories	12,657	499,066
Allergan, Inc.	1,074	115,949

*See accompanying notes to financial statements.

MSFII-9

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2005

Common Stock—(Continued)

Security Description	Shares	Value*

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.	15,964	$366,853
Eli Lilly & Co.	9,275	524,872
Forest Laboratories, Inc. (a)	2,756	112,114
Hospira, Inc. (a)	1,312	56,127
Johnson & Johnson	24,274	1,458,867
King Pharmaceuticals, Inc. (a)	1,972	33,366
Medco Health Solutions, Inc. (a)	2,510	140,058
Merck & Co., Inc.	17,842	567,554
Mylan Laboratories, Inc.	1,783	35,589
Pfizer, Inc.	60,147	1,402,628
Schering-Plough Corp.	12,059	251,430
Watson Pharmaceuticals, Inc. (a)	827	26,886
Wyeth	10,952	504,559

		6,095,918

Real Estate—0.7%
Apartment Investment & Management Co. (REIT) (Class A)	781	29,576
Archstone-Smith Trust (REIT)	1,730	72,470
Equity Office Properties Trust (REIT)	3,314	100,514
Equity Residential (REIT)	2,351	91,971
Plum Creek Timber Co., Inc. (REIT)	1,502	54,147
ProLogis (REIT)	1,987	92,833
Public Storage, Inc. (REIT)	675	45,711
Simon Property Group, Inc. (REIT)	1,522	116,631
Vornado Realty Trust (REIT)	964	80,465

		684,318

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	3,047	215,789
CSX Corp.	1,773	90,015
Norfolk Southern Corp.	3,316	148,656
Union Pacific Corp.	2,162	174,063

		628,523

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc. (a)	3,297	100,888
Altera Corp. (a)	2,957	54,793
Analog Devices, Inc.	2,993	107,359
Applied Materials, Inc.	13,238	237,490
Applied Micro Circuits Corp. (a)	2,437	6,263
Freescale Semiconductor, Inc. (Class B) (a)	3,348	84,269
Intel Corp.	49,194	1,227,882
KLA-Tencor Corp.	1,611	79,471
Linear Technology Corp.	2,487	89,706
LSI Logic Corp. (a)	3,196	25,568
Maxim Integrated Products, Inc.	2,675	96,942
Micron Technology, Inc. (a)	5,042	67,109
National Semiconductor Corp.	2,804	72,848
Novellus Systems, Inc. (a)	1,088	26,243
PMC-Sierra, Inc. (a)	1,495	11,526
QLogic Corp. (a)	656	21,327
Teradyne, Inc. (a)	1,606	23,399
Texas Instruments, Inc.	13,202	423,388
Xilinx, Inc.	2,843	71,672

		2,828,143

Security Description	Shares	Value*

Software—3.4%
Adobe Systems, Inc. (a)	4,905	$181,289
Autodesk, Inc.	1,883	80,875
BMC Software, Inc. (a)	1,764	36,144
Citrix Systems, Inc. (a)	1,438	41,386
Computer Associates International, Inc.	3,744	105,543
Compuware Corp. (a)	3,161	28,354
Electronic Arts, Inc. (a)	2,453	128,317
Intuit, Inc. (a)	1,444	76,965
Mercury Interactive Corp. (a)	706	19,620
Microsoft Corp.	74,696	1,953,300
Novell, Inc. (a)	3,116	27,514
Oracle Corp. (a)	30,687	374,688
Parametric Technology Corp. (a)	2,221	13,548
Siebel Systems, Inc. (a)	4,317	45,674
Symantec Corp. (a)	8,824	154,420

		3,267,637

Specialty Retail—2.1%
AutoNation, Inc. (a)	1,477	32,095
AutoZone, Inc. (a)	451	41,379
Bed Bath & Beyond, Inc. (a)	2,422	87,555
Best Buy Co., Inc.	3,335	145,006
Circuit City Stores, Inc.	1,277	28,847
Limited Brands, Inc.	2,841	63,496
Lowe’s Cos., Inc.	6,380	425,291
Office Depot, Inc. (a)	2,520	79,128
OfficeMax, Inc.	577	14,633
RadioShack Corp.	1,098	23,091
Staples, Inc.	5,967	135,510
The Gap, Inc.	4,683	82,608
The Home Depot, Inc.	17,333	701,640
The Sherwin-Williams Co.	916	41,605
Tiffany & Co.	1,161	44,455
TJX Cos., Inc.	3,759	87,322

		2,033,661

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	3,101	103,387
Jones Apparel Group, Inc.	953	29,276
Liz Claiborne, Inc.	870	31,164
NIKE, Inc. (Class B)	1,551	134,611
Reebok International, Ltd.	430	25,039
VF Corp.	726	40,177

		363,654

Thrifts & Mortgage Finance—1.5%
Countrywide Financial Corp.	4,873	166,608
Federal Home Loan Mortgage Corp.	5,638	368,443
Federal National Mortgage Association	7,898	385,502
North Fork Bancorp., Inc.	3,881	106,184
Sovereign Bancorp, Inc.	2,914	63,001
Washington Mutual, Inc.	8,051	350,219

		1,439,957

*See accompanying notes to financial statements.

MSFII-10

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2005

Common Stock—(Continued)

Security Description	Shares	Value*

Tobacco—1.4%
Altria Group, Inc.	16,992	$1,269,642
UST, Inc.	1,335	54,508

		1,324,150

Trading Companies & Distributors—0.1%
Genuine Parts Co.	1,416	62,191
W.W. Grainger, Inc.	620	44,082

		106,273

Wireless Telecommunication Services—0.6%
Sprint Nextel Corp.	24,107	563,140

Total Common Stock (Identified Cost $89,241,853)		94,481,394

Short Term Investments—1.1%
Security Description	Face Amount	Value*

Discount Notes—1.1%
Federal Home Loan Bank 3.350%, 01/03/06	$1,100,000	$1,099,795

Total Short Term Investments (Amortized Cost $1,099,795)		1,099,795

Total Investments—99.7% (Identified Cost $90,341,648) (b)		95,581,189
Other assets less liabilities		279,157

Total Net Assets—100%		$95,860,346

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of December 31, 2005 was $91,184,170 and the composition of unrealized appreciation and depreciation of investment securities was $7,170,681 and $(2,773,662), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 12/31/2005	Net Unrealized Depreciation
S & P 500 Index	3/16/2006	4	$1,263,895	$1,254,800	$(9,095)

*See accompanying notes to financial statements.

MSFII-11

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Assets & Liabilities

December 31, 2005

Assets
Investments at value		$95,581,189
Cash		2,878
Receivable for:
Securities sold		291,312
Fund shares sold		13,155
Accrued interest and dividends		138,192
Due from investment adviser		20,505

Total Assets		96,047,231
Liabilities
Payable for:
Securities purchased	$115,226
Futures variation margin	4,330
Accrued expenses:
Service and distribution fees	20,214
Other expenses	47,115

Total Liabilities		186,885

Net Assets		$95,860,346

Net assets consists of:
Capital paid in		$86,628,883
Undistributed net investment income		1,231,402
Accumulated net realized gains		2,769,615
Unrealized appreciation on investments and futures contracts		5,230,446

Net Assets		$95,860,346

Computation of offering price:
Net asset value and redemption price per share ($95,860,346 divided by 8,465,163 shares outstanding)		$11.32

Identified cost of investments		$90,341,648

Statement of Operations

Year Ended December 31, 2005

Investment Income
Dividends		$1,616,361
Interest		96,188

		1,712,549
Expenses
Management fees	$220,918
Service and distribution fees	220,918
Trustees’ fees and expenses	22,252
Custodian	143,335
Audit and tax services	24,259
Legal	22,674
Printing	21,779
Registration	53,168
Insurance	1,264
Miscellaneous	4,263

Total Expenses	734,830
Expense reimbursements	(248,296)
Management fee waiver	(4,482)	482,052

Net Investment Income		1,230,497

Realized and Unrealized Gain
Realized gain on:
Investments—net	2,519,364
Futures contracts—net	226,100	2,745,464

Unrealized appreciation (depreciation) on:
Investments—net	952,255
Futures contracts—net	(9,095)	943,160

Net gain		3,688,624

Net Increase in Net Assets From Operations		$4,919,121

See accompanying notes to financial statements.

MSFII-12

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Changes in Net Assets

	Year ended December 31, 2005	For the period January 2, 2004(a) through December 31, 2004
From Operations
Net investment income	$1,230,497	$669,215
Net realized gain	2,745,464	224,094
Unrealized appreciation	943,160	4,287,286

Increase in net assets from operations	4,919,121	5,180,595

From Distributions to Shareholders
Net investment income	0	(670,060)
Net realized gain	(30,358)	(167,515)

Total distributions	(30,358)	(837,575)

Increase in net assets from capital share transactions	29,092,153	57,436,410

Total increase in net assets	33,980,916	61,779,430
Net Assets
Beginning of the period	61,879,430	100,000

End of the period	$95,860,346	$61,879,430

Undistributed Net Investment Income
End of the period	$1,231,402	$0

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Year ended December 31, 2005		For the period January 2, 2004(a) through December 31, 2004
	Shares	$	Shares	$
Sales	5,326,608	$57,708,840	9,883,598	$100,045,518
Reinvestments	2,936	30,358	77,697	837,575
Redemptions	(2,571,290)	(28,647,045)	(4,264,386)	(43,446,683)

Increase derived from capital share transactions	2,758,254	$29,092,153	5,696,909	$57,436,410

(a)	Commencement of operations.

See accompanying notes to financial statements.

MSFII-13

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Financial Highlights

	Year ended December 31, 2005		January 2, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$10.84		$ 10.00

Income from investment operations
Net investment income	0.15		0.12
Net realized and unrealized gain of investments	0.33		0.87

Total from investment operations	0.48		0.99

Less Distributions
Distributions from net investment income	0.00		(0.12)
Distributions from net realized capital gains	(0.00	)(d)	(0.03)

Total distributions	0.00		(0.15)

Net Asset Value, End of Period	$11.32		$10.84

Total Return (%)	4.5		9.9	(b)
Ratio of operating expenses to average net assets (%)	0.55		0.56	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.83		1.19	(c)
Ratio of net investment income to average net assets (%)	1.39		1.61	(c)
Portfolio turnover rate (%)	56		42	(c)
Net assets, end of period (000)	$95,860		$61,879

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Distribution for the period was less than $0.01.

See accompanying notes to financial statements.

MSFII-14

Metropolitan Series Fund II

Notes to Financial Statements—December 31, 2005

1.	SIGNIFICANT ACCOUNTING POLICIES:

The Fund was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund consists of one investment portfolio, the Portfolio. Shares in the Fund are offered only to certain eligible qualified retirement plans and are not offered directly to the general public. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the Portfolio’s subadviser (the “Subadviser”) pursuant to authorization of the Board of Trustees of the Fund (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Investment Transactions and Related Investment Income:

Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Repurchase Agreements:

The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% on all other repurchase agreements. The Portfolio’s subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions

MSFII-15

Metropolitan Series Fund II

Notes to Financial Statements—December 31, 2005—(Continued)

in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Futures Contracts:

The Portfolio may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Estimates and Assumptions:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders:

The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital.

The tax character of distributions paid for the period ended December 31, 2005 were as follows:

Ordinary Income		Long Term Gain		Return of Capital		Total
2005	2004	2005	2004	2005	2004	2005	2004
$27,152	$837,575	$3,206	—	—	—	$30,358	$837,575

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Gain	Unrealized Appreciation	Loss Carryforwards and Deferrals	Total
$1,717,371	$3,117,073	$4,387,924	$0	$9,222,368

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales

2.	PURCHASES AND SALES:

For the year ended December 31, 2005, purchases and sales of securities (excluding short-term investments) were $77,026,899 and $47,689,836, respectively.

MSFII-16

Metropolitan Series Fund II

Notes to Financial Statements—December 31, 2005—(Continued)

3.	INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Investment Management Agreements:

MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to the Portfolio. The Fund has entered into an investment management agreement with MetLife Advisers. For providing investment management services to the Fund, MetLife Advisers receives monthly compensation at the annual rate of 0.25% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the year ended December 31, 2005 were $220,918.

Certain officers and directors of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

Metropolitan Life Insurance Company (“Metropolitan Life”) is the investment subadviser for the Portfolio pursuant to an investment subadvisory agreement among Metropolitan Life, MetLife Advisers and the Fund. MetLife Advisers pays Metropolitan Life an investment subadvisory fee equal to the costs incurred by Metropolitan Life in providing subadvisory services to the Portfolio. Fees earned by Metropolitan Life with respect to the Portfolio for the year ended December 31, 2005 were $20,324.

Service and Distribution Fees:

The Fund has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Fund pays a fee to the Fund’s distributor, MetLife Securities, Inc. (the “Distributor”), which is used to compensate the Distributor (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Fund shares for promoting or selling and servicing the shares of the Portfolio. The fee under the Distribution Plan is calculated as a percentage of the Portfolio’s average daily net assets. Currently, the fee is limited to 0.25% per year. Amounts paid by the Portfolio for the year ended December 31, 2005 were $220,918.

Expense Agreement:

Pursuant to an expense agreement relating to the Portfolio, MetLife Advisers has agreed, from May 1, 2005 to April 30, 2006, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed 0.54% of the average daily net assets of the Portfolio. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the expense limit that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Portfolio’s stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred.

The amount of expenses deferred in 2005 subject to repayment until December 31, 2010 was $248,296. The amount of expenses deferred in 2004 subject to repayment until December 31, 2009 was $261,272.

Management Fee Waiver:

In addition, MetLife Advisers has agreed, for the period May 1, 2005 through April 30, 2006, to waive such portion of the advisory fee payable to it under its Investment Management Agreement with the Fund as necessary to reduce the total advisory fee of the Portfolio to 0.243% from 0.250% of the average daily net assets of the Portfolio.

4.	REGULATORY MATTERS:

Regulatory bodies have contacted MetLife Advisers and certain other affiliates of MetLife, Inc. (MetLife, Inc. and its affiliates, the “Company”) and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial service companies as part of industry-wide investigations by various regulatory agencies. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on MetLife, Inc.’s consolidated financial position. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. In May 2004, General American received a so-called “Wells Notice” stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations.

MSFII-17

Metropolitan Series Fund II

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the MetLife Stock Index II, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of MetLife Stock Index II (the “Portfolio”), of Metropolitan Series Fund II, Inc. (the “Fund”), as of December 31, 2005, and the related statement of operations for the year then ended, statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2005 and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2006

MSFII-18

Metropolitan Series Fund II

Trustees and Officers

The Fund’s Trustees review actions of the Fund’s investment adviser and subadviser, and decide upon matters of general policy. The Fund’s officers supervise the daily business operations of the Fund. The Board of Trustees and the Fund’s officers are listed below. Each Trustee is responsible for overseeing the Portfolio of the Fund. There is no limit to the term a Trustee may serve. Trustees serve until their resignation, retirement or removal in accordance with the Fund’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Board or until the election or appointment and the qualification of a successor.

Interested Trustees(1)

Each Trustee below is an “interested person” (as defined by the 1940 Act) in that Mr. McHaffie is an employee of MetLife, and Mr. Typermass is a former employee of MetLife, which is an affiliate of MetLife Advisers, the investment adviser of the Fund.

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Hugh C. McHaffie Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116 Age: 47	Trustee, Chairman of the Board, President and Chief Executive Officer	2003	Senior Vice President, MetLife (since 2000), MetLife Group, Inc. (since 2003); Manager, Chair of the Board of Managers, President and Chief Executive Officer, MetLife Advisers, since 2003; Chairman of the Board (since 2004) and Trustee (since 2003), Enterprise General Insurance Agency, Inc.; Trustee (since 2002) and Executive Vice President (since 2003), First MetLife Investors Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, MetLife Investors; Trustee (since 2004) and Senior Vice President (since 1999), New England Life Insurance Company (“NELICO”); Trustee, Cova Corporation (since 2000), General American (since 2004), Omega Reinsurance Corporation (since 2003); Trustee (since 2005), Travelers Asset Management International Company LLC, Travelers Investment Adviser, Inc.; Trustee and Chairman (since 2005), CitiStreet Funds, Inc.; Senior Vice President (since 2005), The Travelers Insurance Company, The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company; formerly, Senior Vice President, New England Zenith Fund (“Zenith Fund”)**.	38
Arthur G. Typermass 43 Chestnut Street Garden City, NY 11530 Age: 68	Trustee	1998	Formerly, Senior Vice-President and Treasurer, MetLife, 1997-1998.	38

Non-Interested Trustees(1)

Each Trustee below is not an “interested person” (as defined by the 1940 Act).

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Steve A. Garban† 226 Harris Drive State College, PA 16801 Age: 68	Trustee	1993	Formerly, Chief Financial Officer, Senior Vice President Finance and Operations and Treasurer (Emeritus), The Pennsylvania State University.	38
Linda B. Strumpf Ford Foundation 320 E. 43rd Street New York, NY 10017 Age: 58	Trustee	2000	Vice President and Chief Investment Officer, Ford Foundation.	38

MSFII-19

Metropolitan Series Fund II

Trustees and Officers—(Continued)

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Michael S. Scott Morton† Massachusetts Institute of Technology (“MIT”) 50 Memorial Drive Cambridge, MA 02138 Age: 68	Trustee	1993	Jay W. Forrester Professor of Management (Emeritus) at Sloan School of Management, MIT.	38
H. Jesse Arnelle 400 Urbano Drive San Francisco, CA 94127 Age: 72	Trustee	2001	Counsel, Womble Carlyle Sandrie & Rice; Trustee, Textron Inc. (global multi-industry company)*; formerly, Trustee, Gannet Co. Inc. (diversified news and information company)*; formerly, Trustee, Eastman Chemical Company (global chemical company)*; formerly, Trustee, Waste Management, Inc.*; Trustee, Armstrong Holdings Inc. (parent company of floor and ceiling products business)*; Trustee, FPL Group Inc. (public utility holding company)*; Trustee, URS Corporation (engineering design services firm)*.	38
Nancy Hawthorne 60 Hyslop Road Brookline, MA 02445 Age: 54	Trustee	2003	Trustee and Chairman of the Board, Avid Technologies (computer software company)*; formerly, Board of Advisors, L. Knife & Sons, Inc. (beverage distributor); Chief Executive Officer, Clerestory LLC (corporate financial advisor); formerly, Trustee, Zenith Fund**; formerly, Chief Executive Officer and Managing Partner, Hawthorne, Krauss and Associates (corporate financial advisor); formerly, Chief Financial Officer and Executive Vice President, Continental Cablevision, subsequently renamed MediaOne (cable television company); formerly, Trustee, Life F/X, Inc.; formerly, Chairman of the Board, WorldClinic (distance medicine company); formerly, Trustee, Perini Corporation (construction)*; formerly, Trustee, CGU (property and casualty insurance company); formerly, Trustee, Beacon Power Corporation (energy)*.	38
John T. Ludes 57 Water Street Marion, MA 02738 Age: 69	Trustee	2003	Formerly, Trustee, Zenith Fund**; formerly, Vice Chairman, President and Chief Operating Officer, Fortune Brands/American Brands (global conglomerate); formerly, President and CEO, Acushnet Company (athletic equipment).	38

Officers(1)

Name and address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years(2)
Jeffrey P. Halperin Metropolitan Life Insurance Company One MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	38	Interim Chief Compliance Officer	2005	Assistant Vice President, MetLife Group, Inc., since 2003; Assistant Vice President, MetLife, since 2002.
John F. Guthrie, Jr. MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	62	Senior Vice President	2002	Manager and Senior Vice President, MetLife Advisers; Vice President, MetLife; Vice President, NELICO; Vice President, Met Investors Advisory, LLC, since 2005; Vice President, CitiStreet Funds, Inc., since 2005; formerly, Senior Vice President, Zenith Fund**.
Alan C. Leland MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	53	Senior Vice President	2005	Treasurer and Chief Financial Officer, MetLife Advisers, LLC; Treasurer, Met Investors Advisory, LLC, since 2002; Vice President, MetLife Group, Inc., since 2003; Vice President, MetLife; Senior Vice President, NELICO; President, CitiStreet Funds, Inc., since 2005. Assistant Treasurer, Travelers Asset Management International Company LLC and Travelers Investment Adviser, Inc., since 2005.
Peter Duffy MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	50	Vice President and Treasurer	2000	Senior Vice President, MetLife Advisers, since December 1998; Senior Vice President; NELICO; Vice President, MetLife; Vice President, Travelers Asset Management International Company LLC and Travelers Investment Adviser, Inc., since 2005; Treasurer and Chief Financial Officer, Travelers Series Trust, since 2005; Treasurer, Chief Financial Officer and Chief Accounting Officer, CitiStreet Funds, Inc., since 2005; formerly, Vice President and Treasurer, Zenith Fund**.

MSFII-20

Metropolitan Series Fund II

Trustees and Officers—(Continued)

Name and address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years(2)
Thomas M. Lenz MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	47	Vice President and Secretary	2002	General Counsel and Secretary, MetLife Advisers, since 1998; Assistant General Counsel, MetLife; Secretary and Chief Legal Officer, CitiStreet Funds, Inc., since 2005; formerly, Vice President and Secretary, Zenith Fund**.
Thomas C. McDevitt MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	50	Vice President	2002	Vice President, CitiStreet Funds, Inc., since 2005. Formerly, Vice President, Zenith Fund**.
Daphne Thomas-Jones Metropolitan Life Insurance Company One MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	50	Vice President	2000	Assistant Vice President, since 1998; formerly, Director, MetLife.

*	Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
**	Following its merger into the Metropolitan Series Fund, Inc. (“Met Series Fund”) on May 1, 2003, the Zenith Fund deregistered as an investment company with the SEC on January 29, 2004.
(†)	Served as a trustee, trustee and/or officer of one or more of the following companies, each of which had a direct or indirect advisory relationship with MetLife Advisers or its affiliates prior to January 31, 2005: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Institutional Funds, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Research Exchange Trust (the “State Street Research Funds”).
(1)	Each Trustee of the Fund also serves as Director of Metropolitan Series Fund, Inc., a registered investment company advised by MetLife Advisers. Each officer of the Fund serves in the same position with Met Series Fund II, which consists of 37 Portfolios.
(2)	Positions during the past five years with the Fund, Metropolitan Life, MetLife Advisers, Zenith Fund, NELICO, New England Financial, New England Funds, L.P., or New England Securities Corporation (“NES”) are omitted if not materially different.
(3)	The Fund Complex includes the Fund (1 Portfolio) and Met Series Fund (37 Portfolios).

MSFII-21

Metropolitan Series Fund II

Board Approval of Advisory and Subadvisory Agreements—Unaudited

The Fund’s Contract Review Committee of the Board of Trustees typically meet once each year, usually in early fall, to review the Portfolio’s advisory agreement (the “Advisory Agreement”) and sub-advisory agreement (the “Subadvisory Agreement,” and, together with the Advisory Agreement, the “Agreements”) and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. (Subsequent to the initial approval of an Agreement for a new Portfolio or with a new adviser or Subadviser, such annual reviews are not required until 2 years following the execution of such Agreement.) After the Committee has made its recommendations, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and interviews regularly various individuals at MetLife Advisers responsible for the management of the Portfolio. The Trustees also interview selected investment managers and other professionals at the Subadviser at various times throughout the year.

The Trustees receive all materials that they or MetLife Advisers, the Funds investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Portfolio and the performance of peer groups of funds and the Portfolio’s performance benchmarks, (ii) information on the Portfolio’s advisory and subadvisory fees and other expenses, including information comparing the Portfolio’s expenses to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data, (iv) information related to the profitability of the Agreements to MetLife Advisers and the Subadviser, and potential “fall-out” or ancillary benefits that MetLife Advisers, the Subadviser or their affiliates may receive as a result of their relationships with the Fund and (v) information obtained through the Subadviser’s responses to certain requests from MetLife Advisers and the Trustees and MetLife Advisers’ responses to requests from the Trustees. The Trustees may also consider other information such as (vi) MetLife Advisers and the Subadviser’s financial results and condition, (vii) the Portfolio’s investment objectives and strategies and the size, education and experience of the investment staffs of MetLife Advisers and the Subadviser and their use of technology and external research, (viii) the allocation of the Portfolio’s brokerage, if any, including allocations to brokers affiliated with the Subadviser and the use of “soft” commission dollars to pay Portfolio expenses and to pay for research and other similar services, (ix) the resources devoted to, and the record of compliance with, the Portfolio’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) the responses of MetLife Advisers, the Subadviser and/or their affiliates to certain legal and regulatory proceedings and (xi) the economic outlook generally and for the mutual fund industry in particular. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from MetLife Advisers and the Subadviser.

Following meeting of the Contract Review Committee in October, 2005, at its November 3, 2005 meeting, the Board approved the continuation of the Advisory Agreement and Subadvisory Agreement (together with the Advisory Agreement, the “Continued Agreements”) for the Portfolio.

In considering whether to approve the continuation of the Continued Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed the various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the Continued Agreements:

The nature, extent and quality of the services provided to the Portfolio under the Continued Agreements. The Trustees considered the nature, extent and quality of the services provided by MetLife Advisers, the Subadviser and their affiliates (each, an “Adviser,” and, collectively, the “Advisers”) to the Portfolio pursuant to the Continued Agreements and the resources dedicated to this Portfolio by the Advisers. In particular, the Trustees considered the Adviser’s abilities to attract and retain highly qualified investment professionals. With respect to MetLife Advisers, the Trustees considered that MetLife Advisers is (i) ultimately responsible for the performance of the Portfolio; (ii) ultimately responsible for the establishment of the investment strategies of the Portfolio, primarily through its recommendations to the Board regarding the hiring and selection of the Subadvisers; (iii) responsible for the hiring and selection, subject to Board approval, of Subadvisers; and (iv) responsible for maintaining a program of subadviser oversight reasonably designed to ensure that the Subadviser has reasonable compliance policies and procedures in place. The Trustees also considered that MetLife Advisers provides a full range of day-to-day administrative services involving all aspects of the Portfolio’s day-to-day operations (other than portfolio management). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Continued Agreements, that the nature, extent and quality of services provided supported the renewal of these Agreements.

Investment performance of the Portfolio. The Trustees reviewed information about the performance of the Portfolio over various time periods, including information prepared by an independent third party that compared the performance of the Portfolio to the

MSFII-22

Metropolitan Series Fund II

Board Approval of Advisory and Subadvisory Agreements—Unaudited—(Continued)

performance of peer groups of funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying a Portfolio’s peer group(s) for purposes of performance and expense comparisons.

The Trustees also considered the investment performance of the Subadviser and the Adviser’s reputations generally, the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Continued Agreements, that the investment performance of the Portfolio and Adviser was sufficient, in light of other considerations, to warrant the renewal of the Continued Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their relationships with the Portfolio. The Trustees considered the fees charged by MetLife Advisers to the Portfolio for advisory services and subadvisory services (such advisory and subadvisory fees collectively, “Fees”), as well as the total expense levels of the Portfolio. This information included comparisons (provided by an independent third party) of the Portfolio’s advisory fee and total expense levels to those of its peer group. In evaluating Fees for the Portfolio, the Trustees also took into account the demands, complexity and quality of the investment management services provided to the Portfolio. The Trustees considered MetLife Advisers’ recommendations regarding reductions in Fee rates and institution of Fee waivers and expense caps.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Portfolio. The Trustees reviewed information relating to the profits received by MetLife Advisers, the Subadviser and their affiliates as a result of their relationships with the Portfolio, including the fact that MetLife Advisers pays the Subadviser a Subadvisory fee for the Portfolio and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered the performance of the Portfolio, the expense levels of the Portfolio, and whether the Adviser had implemented breakpoints, Fee waivers and/or expense caps with respect to the Portfolio.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Continued Agreement, that the Fees charged to the Portfolio were fair and reasonable, and that the information provided regarding costs of these services generally and the related profitability to the Adviser of their relationship with the Portfolio, supported the renewal of the Continued Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies were shared with the Portfolio through breakpoints in its advisory fees or other means, such as expense caps or fee waivers. The Trustees noted that the Portfolio benefited or will benefit from expense caps and fee waivers with respect to its advisory fees. In considering these issues, the Trustees also took into consideration information relating to the costs of the services provided and the profitability to MetLife Advisers, the Subadviser and each of their affiliates of their relationship with the Portfolio, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Continued Agreements, that the extent to which economies of scale were shared with the Portfolio supported the renewal of such Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•	the extent to which the Portfolio operated in accordance with its investment objective, and its record of compliance with its investment restrictions and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and their affiliates provide to the Portfolio;

•	the nature, quality, cost and extent of administrative and shareholder services performed by MetLife Advisers and its affiliates under the Advisory Agreement; and

•	so-called “fall-out benefits” to the Adviser, such as the engagement of their affiliates to provide distribution and transfer agency services to the Portfolio. The Trustees also considered the possible conflicts of interest associated with these fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor these possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the Continued Agreements should be continued through November 30, 2006.

MSFII-23

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, 2005 is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

MSFII-24

Item 2. Code of Ethics.

As of December 31, 2005, the registrant has adopted a “code of ethics” (as such term is defined in the instructions to Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial and accounting officer. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Steve A. Garban, John T. Ludes and Linda B. Strumpf are “audit committee financial experts” (as such term is defined in the instructions to Item 3 of Form N-CSR). Each of these individuals is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)

Fees for Services Rendered to the Registrant*

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2004	$20,030	$0	$2,029	$0
2005	$21,100	$0	$2,100	$0

*	The registrant registered as an investment company under the Act on August 26, 2003 and commenced operations on January 2, 2004.

Tax Fees represent fees for services rendered to the registrant for tax return preparation and review of and participation in determining required income and capital gains distributions.

There were no fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) The registrant’s Audit Committee has established pre-approval procedures pursuant to paragraph (c)(7)(i)(B) of Rule 2-01 of Regulation S-X, which include regular pre-approval procedures and interim pre-approval procedures. Under the regular pre-approval procedures, the Audit Committee pre-approves at its regularly scheduled meetings audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. Under the interim pre-approval procedures, any member of the Audit Committee who is an independent Trustee is authorized to pre-approve proposed services that arise between regularly scheduled Audit Committee meetings and that need to commence prior to the next regularly scheduled Audit Committee meeting. Such Audit Committee member must report to the Audit Committee at its next regularly scheduled meeting on the pre-approval decision.

(e)(2) Not applicable.

(f) Not applicable.

(g)

Fiscal Year	Aggregate Non-Audit Fees
2004	$9,845,411
2005	$12,450,000

The amounts set out above represent the aggregate non-audit fees billed by the registrant’s accountant to MetLife, Inc., and include, among other non-audit fees, non-audit fees for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in reports to stockholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics (as defined in Item 2(b) of Form N-CSR).

	(2)	Certifications required by Rule 30a-2(a) under the Act.

	(3)	Not applicable.

(b)		Certification required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	February 24, 2006

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	February 24, 2006

EXHIBIT LIST

Exhibit 12(a)(1):	Code of Ethics

Exhibit 12(a)(2)(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act

Exhibit 12(a)(2)(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

Exhibit 12(b):	Certification required by Rule 30a-2(b) under the Act